Investment securities (Details) (CHF) In Millions, unless otherwise specified	Jun. 30, 2013	Mar. 31, 2013	Dec. 31, 2012	Jun. 30, 2012
Investment securities disclosures
Debt securities held-to-maturity	0	0	0	2
Securities available-for-sale	3,546	3,428	3,498	5,324
Total investment securities	3,546	3,428	3,498	5,326